Note 15 - Lease Liabilities - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance at January 1	$ 132	$ 175
Lease interest	9	13
Lease repayment	(59)	(55)
Balance at December 31	82	133
Less – Current portion	(55)	(50)
Balance at December 31 – Long-term portion	$ 27	$ 83